SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
SHARE CAPITAL	31. SHARE CAPITAL

	Group
	Ordinary shares of £0.10 each		Total

Issued and fully paid share capital	No.	£m	£m
At 31 December 2023, 1 January 2024 and 31 December 2024	31,051,768,866	3,105	3,105

	Group
	2024	2023
Share premium	£m	£m
At 1 January and 31 December	5,620	5,620